Commitments and Contingencies (Details) - Schedule of future minimum lease payments - Vicarious Surgical US Inc. [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) - Schedule of future minimum lease payments [Line Items]
2021, excluding the six months ended June 30, 2021	$ 392	$ 418,000
2022	1,397	428,000
2023	1,675	436,000
2024	1,334
2025	1,376
Thereafter	4,631
Total future minimum lease payments	$ 10,805	$ 1,282,000